Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.88864%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,582,982.59

Principal:
Principal Collections	$22,069,979.04
Prepayments in Full	$9,699,071.00
Liquidation Proceeds	$407,492.80
Recoveries	$10,509.57
Sub Total	$32,187,052.41
Collections	$35,770,035.00

Purchase Amounts:
Purchase Amounts Related to Principal	$4,010.03
Purchase Amounts Related to Interest	$24.90
Sub Total	$4,034.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,774,069.93

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,774,069.93
Servicing Fee	$705,051.58	$705,051.58	$0.00	$0.00	$35,069,018.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,069,018.35
Interest - Class A-2a Notes	$409,762.70	$409,762.70	$0.00	$0.00	$34,659,255.65
Interest - Class A-2b Notes	$242,989.97	$242,989.97	$0.00	$0.00	$34,416,265.68
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$32,290,671.93
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$32,004,734.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,004,734.43
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$31,809,637.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,809,637.43
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$31,670,028.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,670,028.26
Regular Principal Payment	$29,048,309.81	$29,048,309.81	$0.00	$0.00	$2,621,718.45
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,621,718.45
Residual Released to Depositor	$0.00	$2,621,718.45	$0.00	$0.00	$0.00
Total		$35,774,069.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,048,309.81
Total					$29,048,309.81

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,452,836.72	$62.98	$409,762.70	$1.57	$16,862,599.42	$64.55
Class A-2b Notes	$12,595,473.09	$62.98	$242,989.97	$1.21	$12,838,463.06	$64.19
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$29,048,309.81	$22.08	$3,398,990.09	$2.58	$32,447,299.90	$24.66

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$86,569,585.08	0.3313668	$70,116,748.36	0.2683895
Class A-2b Notes	$66,273,366.57	0.3313668	$53,677,893.48	0.2683895
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$742,372,951.65	0.5642075	$713,324,641.84	0.5421306

Pool Information
Weighted Average APR	5.175%	5.198%
Weighted Average Remaining Term	44.37	43.64
Number of Receivables Outstanding	29,521	28,924
Pool Balance	$846,061,899.43	$813,309,899.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$778,090,172.75	$748,550,582.95
Pool Factor	0.5861671	0.5634759

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$64,759,316.79
Targeted Overcollateralization Amount	$99,985,257.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,985,257.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$571,446.82
(Recoveries)		28	$10,509.57
Net Loss for Current Collection Period			$560,937.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7956%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6024%
Second Prior Collection Period			0.7881%
Prior Collection Period			0.4994%
Current Collection Period			0.8113%
Four Month Average (Current and Prior Three Collection Periods)			0.6753%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,037	$5,588,621.04
(Cumulative Recoveries)			$296,484.78
Cumulative Net Loss for All Collection Periods			$5,292,136.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3666%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,389.22
Average Net Loss for Receivables that have experienced a Realized Loss			$5,103.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	160	$5,894,278.37
61-90 Days Delinquent	0.13%	32	$1,060,823.62
91-120 Days Delinquent	0.05%	8	$417,243.56
Over 120 Days Delinquent	0.06%	10	$459,114.69
Total Delinquent Receivables	0.96%	210	$7,831,460.24

Repossession Inventory:
Repossessed in the Current Collection Period		19	$756,531.03
Total Repossessed Inventory		30	$1,230,348.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1524%
Prior Collection Period			0.2303%
Current Collection Period			0.1729%
Three Month Average			0.1852%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2382%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$2,529,842.49
2 Months Extended	118	$4,601,569.56
3+ Months Extended	13	$552,909.42

Total Receivables Extended	201	$7,684,321.47
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer